ACCOUNTS PAYABLE AND ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 3 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses as of September 30, 2024 and December 31, 2023 were as follows:

	September 30, 2024	December 31, 2023
Accrued research and development	$2,968,508	$2,263,934
Accrued compensation expenses	247,210	716,307
Accrued professional fees	83,950	58,388
Other accounts payable and accrued expenses	19,097	3,809
Total	$3,318,765	$3,042,438

NOTE 3 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses as of December 31, 2023 and 2022 were as follows:

	December 31, 2023	December 31, 2022
Accrued compensation expenses	$716,307	$542,895
Accrued research and development	2,263,934	1,405,536
Accrued professional fees	58,388	83,715
Other accounts payable and accrued expenses	3,809	29,539
Total	$3,042,438	$2,061,685